Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial Fixed $100			Company
			Summary	Average	Investment Based On:			Selected
	Summary		Compensation	Compensation		Peer Group		Measure:
	Compensation	Compensation	Table Total for	Actually Paid to	Total	Total		Relative
	Table Total for	Actually Paid	Non-PEO	Non-PEO	Shareholder	Shareholder	Net	FAD
Year	PEO	to PEO (1)	NEOs (2)	NEOs (1)(2)	Return (3)	Return (3)	Income (4)	per Share (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	12,148,773	22,492,482	4,625,981	7,848,240	102	98	248,796	2.62
2022	11,001,108	21,789,017	4,211,903	7,525,681	85	85	438,841	2.77
2021	10,374,954	(5,361,058)	3,981,576	(2,175,687)	82	105	428,302	3.14
2020	10,453,238	9,435,746	4,104,077	3,190,857	93	90	163,545	3.06

(1)	The dollar amounts reported in columns (c) and (e) represent the amount of “compensation actually paid” to our PEO and the average of our Non-PEO NEOs for each year, in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual compensation earned or paid during the respective year. In accordance with Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the compensation actually paid, as provided in the “Adjustments to Pay Versus Performance Table” provided below.
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in the Summary Compensation Table. Steven Insoft, who was one of the Company’s NEOs in 2020, 2021 and 2022 and whose employment terminated effective January 1, 2022, is included with the Non-PEO NEO disclosures for 2020 and 2021 and excluded from the disclosures for 2022 and 2023.
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2021, the two years ended December 31, 2022 and the three years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.
(4)	Net income as reported on the Company’s audited financial statements for the respective year.
(5)	Funds Available for Distribution per dilutive share, or FAD, is a non-GAAP financial measure. See “Compensation Discussion and Analysis – Our Compensation Decisions and Results for 2023 – 2023 Annual Cash Incentive Performance Goals and Results” for definition of FAD.

Company Selected Measure Name	Relative FAD per Share
Named Executive Officers, Footnote
(2)	The dollar amounts reported in columns (d) and (e) include compensation for all Non-PEO NEOs disclosed in the Summary Compensation Table. Steven Insoft, who was one of the Company’s NEOs in 2020, 2021 and 2022 and whose employment terminated effective January 1, 2022, is included with the Non-PEO NEO disclosures for 2020 and 2021 and excluded from the disclosures for 2022 and 2023.

Peer Group Issuers, Footnote
(3)	Represents the cumulative Absolute TSR of the Company and the FTSE NAREIT Equity Health Care Index for the year ended December 31, 2021, the two years ended December 31, 2022 and the three years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends.

PEO Total Compensation Amount	$ 12,148,773	$ 11,001,108	$ 10,374,954	$ 10,453,238
PEO Actually Paid Compensation Amount	$ 22,492,482	21,789,017	(5,361,058)	9,435,746
Adjustment To PEO Compensation, Footnote

Adjustments to Pay Versus Performance Table

	2023		2022		2021		2020
Adjustments to Determine Compensation "Actually Paid" for PEO and Non-PEO NEOs	PEO ($)	Non-PEOs ($)	PEO ($)	Non-PEOs ($)	PEO ($)	Non-PEOs ($)	PEO ($)	Non-PEOs ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(9,972,490)	(3,597,159)	(9,151,997)	(3,299,995)	(8,635,010)	(3,093,451)	(8,117,974)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	11,620,884	4,191,748	11,600,647	4,181,558	4,587,972	1,438,894	8,511,118	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	7,762,727	2,294,800	6,487,397	2,320,818	(6,760,444)	(2,296,404)	(531,938)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	549,498	196,507	(63,322)	(22,578)	(1,350,094)	(498,646)	(2,932,005)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	(1,096,197)	(392,706)	(357,799)	(127,970)	(6,120,944)	(2,133,004)	N/A	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	1,479,287	529,069	2,272,983	261,945	2,542,508	425,348	2,053,307	340,271
Total Adjustments	10,343,709	3,222,259	10,787,909	3,313,778	(15,736,012)	(6,157,263)	(1,017,492)	(913,220)

Non-PEO NEO Average Total Compensation Amount	$ 4,625,981	4,211,903	3,981,576	4,104,077
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,848,240	7,525,681	(2,175,687)	3,190,857
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Pay Versus Performance Table

	2023		2022		2021		2020
Adjustments to Determine Compensation "Actually Paid" for PEO and Non-PEO NEOs	PEO ($)	Non-PEOs ($)	PEO ($)	Non-PEOs ($)	PEO ($)	Non-PEOs ($)	PEO ($)	Non-PEOs ($)
Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table	(9,972,490)	(3,597,159)	(9,151,997)	(3,299,995)	(8,635,010)	(3,093,451)	(8,117,974)	(2,903,425)
For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value	11,620,884	4,191,748	11,600,647	4,181,558	4,587,972	1,438,894	8,511,118	2,927,743
For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year	7,762,727	2,294,800	6,487,397	2,320,818	(6,760,444)	(2,296,404)	(531,938)	(178,264)
For awards that are granted and vest in the same covered fiscal year, add the fair values as of the vesting date	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period	549,498	196,507	(63,322)	(22,578)	(1,350,094)	(498,646)	(2,932,005)	(1,099,545)
For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period	(1,096,197)	(392,706)	(357,799)	(127,970)	(6,120,944)	(2,133,004)	N/A	N/A
For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	1,479,287	529,069	2,272,983	261,945	2,542,508	425,348	2,053,307	340,271
Total Adjustments	10,343,709	3,222,259	10,787,909	3,313,778	(15,736,012)	(6,157,263)	(1,017,492)	(913,220)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders.

The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the year ended December 31, 2023, to the Company’s performance are set forth in the unranked list below:

FAD per share
Leverage
Tenant Quality

Absolute TSR
Relative TSR

Please see the “Compensation Discussion and Analysis” for more information on these measures and how they are taken into account in determining compensation for each of our NEOs.

COMPENSATION ACTUALLY PAID RELATIVE TO COMPANY PERFORMANCE MEASURES

Total Shareholder Return Amount	$ 102	85	82	93
Peer Group Total Shareholder Return Amount	98	85	105	90
Net Income (Loss)	$ 248,796	$ 438,841	$ 428,302	$ 163,545
Company Selected Measure Amount | item	2.62	2.77	3.14	3.06
PEO Name	C. Taylor Pickett
Measure:: 1
Pay vs Performance Disclosure
Name	FAD per share
Non-GAAP Measure Description
(5)	Funds Available for Distribution per dilutive share, or FAD, is a non-GAAP financial measure. See “Compensation Discussion and Analysis – Our Compensation Decisions and Results for 2023 – 2023 Annual Cash Incentive Performance Goals and Results” for definition of FAD.

Measure:: 2
Pay vs Performance Disclosure
Name	Leverage
Measure:: 3
Pay vs Performance Disclosure
Name	Tenant Quality
Measure:: 4
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,343,709	$ 10,787,909	$ (15,736,012)	$ (1,017,492)
PEO | Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,972,490)	(9,151,997)	(8,635,010)	(8,117,974)
PEO | For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,620,884	11,600,647	4,587,972	8,511,118
PEO | For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,762,727	6,487,397	(6,760,444)	(531,938)
PEO | For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	549,498	(63,322)	(1,350,094)	(2,932,005)
PEO | For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,096,197)	(357,799)	(6,120,944)
PEO | For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,479,287	2,272,983	2,542,508	2,053,307
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,222,259	3,313,778	(6,157,263)	(913,220)
Non-PEO NEO | Subtract values reported in the Stock Awards and Option Awards columns of the Summary Comp Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,597,159)	(3,299,995)	(3,093,451)	(2,903,425)
Non-PEO NEO | For any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the fiscal year, add the year end fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,191,748	4,181,558	1,438,894	2,927,743
Non-PEO NEO | For any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value at the end of the fiscal year with the fair value at the end of the prior fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,294,800	2,320,818	(2,296,404)	(178,264)
Non-PEO NEO | For awards granted in prior years that vest in the covered fiscal year, add the increase (or subtract the decrease) in fair value by comparing the fair value on the vesting date with the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,507	(22,578)	(498,646)	(1,099,545)
Non-PEO NEO | For awards granted in prior years that are deemed to fail to meet the applicable vesting conditions during the covered fiscal year, subtract the fair value at the end of the prior fiscal period
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(392,706)	(127,970)	(2,133,004)
Non-PEO NEO | For any dividends or other earnings paid on stock or option awards in the covered fiscal year before the vesting date, add such amount if it is not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 529,069	$ 261,945	$ 425,348	$ 340,271